Share-based compensation - Summary Stock Options to Executive Officers and Directors Employees and Consultants (Detail) - Share Compensation Plan [Member]	12 Months Ended
	Dec. 31, 2019 $ / shares shares	Dec. 31, 2019 $ / shares shares	Dec. 31, 2018 $ / shares shares	Dec. 31, 2017 $ / shares shares	Dec. 31, 2016 $ / shares shares
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options outstanding, Number	4,696,200	4,696,200	3,519,874	2,892,057	2,001,557
Options outstanding, Weighted average remaining contractual life	2 years 8 months 1 day
Options outstanding, Weighted average exercise price | (per share)	$ 4.81	$ 4.81	$ 5.04	$ 5.52	$ 5.82
Options exercisable, Number	3,350,514	3,350,514
Options exercisable, Weighted average exercise price | (per share)	$ 4.86	$ 4.86
$2.49 to $3.25 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options outstanding, Number	1,085,000	1,085,000
Options outstanding, Weighted average remaining contractual life	2 years 6 months 3 days
Options outstanding, Weighted average exercise price | $ / shares	$ 2.54
Options exercisable, Number	880,804	880,804
Options exercisable, Weighted average exercise price | $ / shares	$ 2.55
$3.26 to $4.03 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options outstanding, Number	842,500	842,500
Options outstanding, Weighted average remaining contractual life	1 year 8 months 8 days
Options outstanding, Weighted average exercise price | $ / shares	$ 4.00
Options exercisable, Number	821,644	821,644
Options exercisable, Weighted average exercise price | $ / shares	$ 4.00
$4.04 to $6.26 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options outstanding, Number	2,353,500	2,353,500
Options outstanding, Weighted average remaining contractual life	3 years 5 months 19 days
Options outstanding, Weighted average exercise price | $ / shares	$ 5.23
Options exercisable, Number	1,232,866	1,232,866
Options exercisable, Weighted average exercise price | $ / shares	$ 5.34
$6.27 to $12.68 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options outstanding, Number	415,200	415,200
Options outstanding, Weighted average remaining contractual life	6 months 7 days
Options outstanding, Weighted average exercise price | $ / shares	$ 10.02
Options exercisable, Number	415,200	415,200
Options exercisable, Weighted average exercise price | $ / shares	$ 10.02